First Trust Dividend StrengthTM ETF (FTDS)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 6.6%
1,603	General Dynamics Corp.	$546,623
1,883	Huntington Ingalls Industries, Inc.	542,135
923	Northrop Grumman Corp.	562,402
		1,651,160
	Banks — 13.6%
13,737	Cadence Bank	515,687
3,454	Cullen/Frost Bankers, Inc.	437,864
4,399	East West Bancorp, Inc.	468,274
15,875	Home BancShares, Inc.	449,262
4,147	Popular, Inc.	526,710
18,426	Regions Financial Corp.	485,894
5,899	Western Alliance Bancorp	511,561
		3,395,252
	Beverages — 1.8%
16,572	Brown-Forman Corp., Class B	448,770
	Building Products — 2.0%
6,818	A.O. Smith Corp.	500,509
	Chemicals — 5.6%
5,174	CF Industries Holdings, Inc.	464,108
4,185	PPG Industries, Inc.	439,885
4,301	RPM International, Inc.	507,002
		1,410,995
	Consumer Staples Distribution & Retail — 1.7%
4,632	Target Corp.	415,490
	Containers & Packaging — 1.7%
2,683	Avery Dennison Corp.	435,102
	Energy Equipment & Services — 4.3%
12,066	Baker Hughes Co.	587,856
14,384	Schlumberger N.V.	494,378
		1,082,234
	Financial Services — 2.2%
8,606	Essent Group Ltd.	546,997
	Ground Transportation — 4.1%
1,732	Norfolk Southern Corp.	520,310
2,131	Union Pacific Corp.	503,705
		1,024,015
	Health Care Providers & Services — 8.6%
1,621	Cigna Group (The)	467,253
1,730	Elevance Health, Inc.	558,998
2,871	Quest Diagnostics, Inc.	547,155
1,696	UnitedHealth Group, Inc.	585,629
		2,159,035
Shares	Description	Value

	Hotels, Restaurants & Leisure — 1.8%
5,525	Wyndham Hotels & Resorts, Inc.	$441,448
	Household Durables — 2.2%
4,374	Lennar Corp., Class A	551,299
	Insurance — 14.4%
4,707	Aflac, Inc.	525,772
2,469	Allstate (The) Corp.	529,971
3,180	Cincinnati Financial Corp.	502,758
8,709	Fidelity National Financial, Inc.	526,807
2,896	Hanover Insurance Group (The), Inc.	526,001
5,908	Unum Group	459,524
6,971	W.R. Berkley Corp.	534,118
		3,604,951
	IT Services — 1.7%
1,697	Accenture PLC, Class A	418,480
	Machinery — 8.3%
1,368	Cummins, Inc.	577,802
3,885	Oshkosh Corp.	503,885
1,423	Snap-on, Inc.	493,112
6,500	Toro (The) Co.	495,300
		2,070,099
	Oil, Gas & Consumable Fuels — 5.7%
5,230	ConocoPhillips	494,705
3,390	Diamondback Energy, Inc.	485,109
4,073	EOG Resources, Inc.	456,665
		1,436,479
	Pharmaceuticals — 2.0%
5,994	Merck & Co., Inc.	503,076
	Professional Services — 1.8%
4,384	Booz Allen Hamilton Holding Corp.	438,181
	Semiconductors & Semiconductor Equipment — 4.0%
2,122	NXP Semiconductors N.V.	483,243
3,096	QUALCOMM, Inc.	515,051
		998,294
	Specialty Retail — 4.0%
2,288	Dick’s Sporting Goods, Inc.	508,439
8,471	Tractor Supply Co.	481,746
		990,185
	Textiles, Apparel & Luxury Goods — 1.8%
6,613	NIKE, Inc., Class B	461,124
	Total Common Stocks	24,983,175
	(Cost $23,283,774)

First Trust Dividend StrengthTM ETF (FTDS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
30,047	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (a)	$30,047
	(Cost $30,047)

	Total Investments — 100.0%	25,013,222
	(Cost $23,313,821)
	Net Other Assets and Liabilities — (0.0)%	(5,461)
	Net Assets — 100.0%	$25,007,761

(a)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 24,983,175	$ 24,983,175	$ —	$ —
Money Market Funds	30,047	30,047	—	—
Total Investments	$25,013,222	$25,013,222	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.1%
32,284	Boeing (The) Co. (a)	$6,967,856
	Banks — 3.4%
24,440	JPMorgan Chase & Co.	7,709,109
	Beverages — 3.2%
108,304	Coca-Cola (The) Co.	7,182,721
	Biotechnology — 3.3%
26,373	Amgen, Inc.	7,442,461
	Broadline Retail — 3.1%
31,890	Amazon.com, Inc. (a)	7,002,087
	Capital Markets — 3.4%
9,545	Goldman Sachs Group (The), Inc.	7,601,161
	Chemicals — 3.2%
20,548	Sherwin-Williams (The) Co.	7,114,950
	Communications Equipment — 3.3%
107,811	Cisco Systems, Inc.	7,376,429
	Consumer Finance — 3.4%
22,716	American Express Co.	7,545,347
	Consumer Staples Distribution & Retail — 3.4%
73,152	Walmart, Inc.	7,539,045
	Diversified Telecommunication Services — 3.3%
168,892	Verizon Communications, Inc.	7,422,803
	Entertainment — 3.3%
63,435	Walt Disney (The) Co.	7,263,308
	Financial Services — 3.3%
21,724	Visa, Inc., Class A	7,416,139
	Health Care Providers & Services — 3.3%
21,181	UnitedHealth Group, Inc.	7,313,799
	Hotels, Restaurants & Leisure — 3.3%
24,009	McDonald’s Corp.	7,296,095
	Household Products — 3.2%
46,680	Procter & Gamble (The) Co.	7,172,382
	Industrial Conglomerates — 6.6%
47,830	3M Co.	7,422,259
34,696	Honeywell International, Inc.	7,303,508
		14,725,767
	Insurance — 3.4%
26,971	Travelers (The) Cos., Inc.	7,530,843
	IT Services — 3.6%
28,594	International Business Machines Corp.	8,068,083
Shares	Description	Value

	Machinery — 3.7%
17,368	Caterpillar, Inc.	$8,287,141
	Oil, Gas & Consumable Fuels — 3.2%
46,550	Chevron Corp.	7,228,750
	Pharmaceuticals — 6.8%
41,784	Johnson & Johnson	7,747,590
87,411	Merck & Co., Inc.	7,336,405
		15,083,995
	Semiconductors & Semiconductor Equipment — 3.5%
41,421	NVIDIA Corp.	7,728,330
	Software — 6.6%
14,680	Microsoft Corp.	7,603,506
30,281	Salesforce, Inc.	7,176,597
		14,780,103
	Specialty Retail — 3.2%
17,775	Home Depot (The), Inc.	7,202,252
	Technology Hardware, Storage & Peripherals — 3.7%
32,388	Apple, Inc.	8,246,956
	Textiles, Apparel & Luxury Goods — 3.1%
98,924	NIKE, Inc., Class B	6,897,971
	Total Common Stocks	223,145,883
	(Cost $189,245,780)
MONEY MARKET FUNDS — 0.1%
142,528	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	142,528
	(Cost $142,528)

	Total Investments — 100.0%	223,288,411
	(Cost $189,388,308)
	Net Other Assets and Liabilities — 0.0%	86,222
	Net Assets — 100.0%	$223,374,633

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 223,145,883	$ 223,145,883	$ —	$ —
Money Market Funds	142,528	142,528	—	—
Total Investments	$223,288,411	$223,288,411	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 5.0%
924	Axon Enterprise, Inc. (a)	$663,099
1,345	General Electric Co.	404,603
2,527	HEICO Corp.	815,766
3,947	Howmet Aerospace, Inc.	774,520
188	TransDigm Group, Inc.	247,788
		2,905,776
	Automobiles — 1.5%
1,946	Tesla, Inc. (a)	865,425
	Biotechnology — 1.1%
930	Alnylam Pharmaceuticals, Inc. (a)	424,080
1,194	Natera, Inc. (a)	192,198
		616,278
	Building Products — 1.5%
371	Carlisle Cos., Inc.	122,044
220	Lennox International, Inc.	116,460
1,447	Trane Technologies PLC	610,576
		849,080
	Capital Markets — 7.2%
594	Ameriprise Financial, Inc.	291,802
1,403	Ares Management Corp., Class A	224,326
3,516	Carlyle Group (The), Inc.	220,453
492	CME Group, Inc.	132,933
699	FactSet Research Systems, Inc.	200,257
310	Goldman Sachs Group (The), Inc.	246,869
3,976	Interactive Brokers Group, Inc., Class A	273,589
1,070	Intercontinental Exchange, Inc.	180,274
1,366	KKR & Co., Inc.	177,512
1,115	Moody’s Corp.	531,275
479	MSCI, Inc.	271,789
6,696	Robinhood Markets, Inc., Class A (a)	958,733
1,027	S&P Global, Inc.	499,851
		4,209,663
	Chemicals — 0.6%
1,195	Ecolab, Inc.	327,263
	Commercial Services & Supplies — 2.7%
3,691	Cintas Corp.	757,615
2,945	Republic Services, Inc.	675,818
2,473	Rollins, Inc.	145,264
		1,578,697
Shares	Description	Value

	Communications Equipment — 0.9%
2,858	Arista Networks, Inc. (a)	$416,439
301	Motorola Solutions, Inc.	137,644
		554,083
	Construction & Engineering — 1.6%
796	Comfort Systems USA, Inc.	656,843
424	EMCOR Group, Inc.	275,405
		932,248
	Consumer Finance — 0.8%
17,708	SoFi Technologies, Inc. (a)	467,845
	Consumer Staples Distribution & Retail — 1.9%
292	Casey’s General Stores, Inc.	165,074
1,992	Dollar General Corp.	205,873
2,374	Dollar Tree, Inc. (a)	224,034
3,784	Sprouts Farmers Market, Inc. (a)	411,699
1,497	US Foods Holding Corp. (a)	114,700
		1,121,380
	Containers & Packaging — 0.2%
731	Avery Dennison Corp.	118,546
	Electric Utilities — 1.2%
1,241	American Electric Power Co., Inc.	139,613
1,095	Duke Energy Corp.	135,506
1,965	NRG Energy, Inc.	318,232
1,456	Southern (The) Co.	137,985
		731,336
	Electrical Equipment — 1.1%
427	Eaton Corp. PLC	159,805
3,136	Vertiv Holdings Co., Class A	473,097
		632,902
	Electronic Equipment, Instruments & Components — 0.9%
1,866	Amphenol Corp., Class A	230,918
1,243	Jabil, Inc.	269,942
		500,860
	Entertainment — 2.1%
551	Netflix, Inc. (a)	660,605
4,099	ROBLOX Corp., Class A (a)	567,793
		1,228,398
	Financial Services — 5.0%
843	Corpay, Inc. (a)	242,835
4,760	Equitable Holdings, Inc.	241,713
1,150	Fiserv, Inc. (a)	148,269
1,603	Mastercard, Inc., Class A	911,802

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
12,128	Toast, Inc., Class A (a)	$442,793
2,712	Visa, Inc., Class A	925,823
		2,913,235
	Food Products — 0.2%
2,224	General Mills, Inc.	112,134
	Health Care Equipment & Supplies — 2.0%
2,618	Boston Scientific Corp. (a)	255,595
528	Intuitive Surgical, Inc. (a)	236,138
1,354	ResMed, Inc.	370,630
807	Stryker Corp.	298,324
		1,160,687
	Health Care Providers & Services — 0.8%
1,555	Cardinal Health, Inc.	244,073
297	McKesson Corp.	229,444
		473,517
	Health Care REITs — 0.6%
2,052	Welltower, Inc.	365,543
	Hotels, Restaurants & Leisure — 4.4%
27	Booking Holdings, Inc.	145,780
8,195	Carnival Corp. (a)	236,918
2,565	Cava Group, Inc. (a)	154,952
2,122	DoorDash, Inc., Class A (a)	577,163
4,845	DraftKings, Inc., Class A (a)	181,203
834	Hilton Worldwide Holdings, Inc.	216,373
653	McDonald’s Corp.	198,440
2,035	Royal Caribbean Cruises Ltd.	658,485
1,425	Yum! Brands, Inc.	216,600
		2,585,914
	Household Durables — 0.4%
1,053	Garmin Ltd.	259,270
	Household Products — 1.2%
5,693	Colgate-Palmolive Co.	455,098
939	Kimberly-Clark Corp.	116,755
781	Procter & Gamble (The) Co.	120,001
		691,854
	Independent Power and Renewable Electricity Producers — 0.8%
2,271	Vistra Corp.	444,934
	Insurance — 2.7%
1,103	Aflac, Inc.	123,205
1,451	American International Group, Inc.	113,962
402	Aon PLC, Class A	143,345
675	Arthur J. Gallagher & Co.	209,075
Shares	Description	Value

	Insurance (Continued)
4,522	Brown & Brown, Inc.	$424,118
1,773	Progressive (The) Corp.	437,842
2,032	W.R. Berkley Corp.	155,692
		1,607,239
	Interactive Media & Services — 1.4%
210	Meta Platforms, Inc., Class A	154,220
3,008	Reddit, Inc., Class A (a)	691,810
		846,030
	IT Services — 3.8%
2,434	Cloudflare, Inc., Class A (a)	522,312
886	International Business Machines Corp.	249,994
1,410	MongoDB, Inc. (a)	437,636
1,962	Okta, Inc. (a)	179,915
2,925	Snowflake, Inc. (a)	659,734
1,964	Twilio, Inc., Class A (a)	196,577
		2,246,168
	Machinery — 2.1%
2,025	Illinois Tool Works, Inc.	528,039
362	Parker-Hannifin Corp.	274,450
419	Snap-on, Inc.	145,196
1,386	Westinghouse Air Brake Technologies Corp.	277,852
		1,225,537
	Media — 0.7%
8,942	Trade Desk (The), Inc., Class A (a)	438,247
	Multi-Utilities — 0.4%
2,314	Sempra	208,214
	Oil, Gas & Consumable Fuels — 2.6%
2,144	Targa Resources Corp.	359,206
866	Texas Pacific Land Corp.	808,532
5,597	Williams (The) Cos., Inc.	354,570
		1,522,308
	Passenger Airlines — 0.7%
3,475	Delta Air Lines, Inc.	197,206
2,452	United Airlines Holdings, Inc. (a)	236,618
		433,824
	Pharmaceuticals — 1.0%
454	Eli Lilly & Co.	346,402
1,402	Merck & Co., Inc.	117,670
793	Zoetis, Inc.	116,032
		580,104
	Professional Services — 4.4%
1,381	Automatic Data Processing, Inc.	405,323
4,921	Booz Allen Hamilton Holding Corp.	491,854

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
1,280	Broadridge Financial Solutions, Inc.	$304,858
2,223	Leidos Holdings, Inc.	420,058
2,084	Paychex, Inc.	264,168
2,671	Verisk Analytics, Inc.	671,783
		2,558,044
	Real Estate Management & Development — 0.4%
1,664	CBRE Group, Inc., Class A (a)	262,180
	Residential REITs — 0.2%
424	Essex Property Trust, Inc.	113,488
	Retail REITs — 0.6%
1,965	Simon Property Group, Inc.	368,772
	Semiconductors & Semiconductor Equipment — 5.1%
1,317	Broadcom, Inc.	434,491
10,160	Intel Corp. (a)	340,868
7,011	Marvell Technology, Inc.	589,415
3,280	Microchip Technology, Inc.	210,642
371	Monolithic Power Systems, Inc.	341,557
4,206	NVIDIA Corp.	784,756
2,267	Teradyne, Inc.	312,030
		3,013,759
	Software — 19.5%
828	Adobe, Inc. (a)	292,077
4,943	AppLovin Corp., Class A (a)	3,551,743
808	Autodesk, Inc. (a)	256,677
964	Cadence Design Systems, Inc. (a)	338,615
1,290	CrowdStrike Holdings, Inc., Class A (a)	632,590
2,468	Datadog, Inc., Class A (a)	351,443
2,229	Docusign, Inc. (a)	160,689
174	Fair Isaac Corp. (a)	260,396
2,207	Fortinet, Inc. (a)	185,565
1,577	Guidewire Software, Inc. (a)	362,489
398	HubSpot, Inc. (a)	186,184
344	Intuit, Inc.	234,921
488	Microsoft Corp.	252,760
5,501	Nutanix, Inc., Class A (a)	409,219
2,453	Oracle Corp.	689,882
7,044	Palantir Technologies, Inc., Class A (a)	1,284,967
2,049	Palo Alto Networks, Inc. (a)	417,217
329	ServiceNow, Inc. (a)	302,772
2,192	Strategy, Inc. (a)	706,284
Shares	Description	Value

	Software (Continued)
471	Synopsys, Inc. (a)	$232,387
1,130	Zscaler, Inc. (a)	338,616
		11,447,493
	Specialized REITs — 1.3%
608	American Tower Corp.	116,931
236	Equinix, Inc.	184,845
2,434	Iron Mountain, Inc.	248,122
663	Public Storage	191,507
		741,405
	Specialty Retail — 2.6%
50	AutoZone, Inc. (a)	214,512
2,057	Best Buy Co., Inc.	155,550
669	Burlington Stores, Inc. (a)	170,261
1,399	Carvana Co. (a)	527,759
2,136	O’Reilly Automotive, Inc. (a)	230,282
466	Ulta Beauty, Inc. (a)	254,785
		1,553,149
	Technology Hardware, Storage & Peripherals — 2.5%
930	Apple, Inc.	236,806
10,396	Hewlett Packard Enterprise Co.	255,326
1,675	NetApp, Inc.	198,420
4,121	Pure Storage, Inc., Class A (a)	345,381
3,716	Western Digital Corp.	446,143
		1,482,076
	Textiles, Apparel & Luxury Goods — 1.2%
6,235	Tapestry, Inc.	705,927
	Trading Companies & Distributors — 0.6%
5,845	Fastenal Co.	286,639
198	Watsco, Inc.	80,051
		366,690
	Wireless Telecommunication Services — 0.5%
1,230	T-Mobile US, Inc.	294,437
	Total Common Stocks	58,661,959
	(Cost $52,700,244)
MONEY MARKET FUNDS — 0.0%
25,810	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (b)	25,810
	(Cost $25,810)

	Total Investments — 100.0%	58,687,769
	(Cost $52,726,054)
	Net Other Assets and Liabilities — (0.0)%	(4,348)
	Net Assets — 100.0%	$58,683,421

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 58,661,959	$ 58,661,959	$ —	$ —
Money Market Funds	25,810	25,810	—	—
Total Investments	$58,687,769	$58,687,769	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Air Freight & Logistics — 0.4%
59	United Parcel Service, Inc., Class B	$4,928
	Automobile Components — 1.3%
198	Aptiv PLC (a)	17,072
	Banks — 7.0%
188	Bank of America Corp.	9,699
133	Citigroup, Inc.	13,500
221	Citizens Financial Group, Inc.	11,748
550	Huntington Bancshares, Inc.	9,499
42	M&T Bank Corp.	8,300
369	Regions Financial Corp.	9,731
239	Truist Financial Corp.	10,927
216	U.S. Bancorp	10,439
114	Wells Fargo & Co.	9,555
		93,398
	Beverages — 0.5%
148	Molson Coors Beverage Co., Class B	6,697
	Biotechnology — 2.7%
130	Biogen, Inc. (a)	18,210
91	Gilead Sciences, Inc.	10,101
15	Regeneron Pharmaceuticals, Inc.	8,434
		36,745
	Building Products — 1.5%
83	A.O. Smith Corp.	6,093
64	Builders FirstSource, Inc. (a)	7,760
85	Masco Corp.	5,983
		19,836
	Capital Markets — 1.3%
750	Invesco Ltd.	17,205
	Chemicals — 1.3%
92	CF Industries Holdings, Inc.	8,253
46	DuPont de Nemours, Inc.	3,583
39	Eastman Chemical Co.	2,459
71	LyondellBasell Industries N.V., Class A	3,482
		17,777
	Communications Equipment — 1.6%
65	F5, Inc. (a)	21,007
	Consumer Finance — 4.4%
94	Capital One Financial Corp.	19,982
557	Synchrony Financial	39,575
		59,557
Shares	Description	Value

	Consumer Staples Distribution & Retail — 1.6%
131	Dollar Tree, Inc. (a)	$12,363
103	Target Corp.	9,239
		21,602
	Containers & Packaging — 0.2%
17	Avery Dennison Corp.	2,757
	Electric Utilities — 2.3%
70	NextEra Energy, Inc.	5,285
155	NRG Energy, Inc.	25,102
		30,387
	Electrical Equipment — 1.3%
47	Emerson Electric Co.	6,166
66	Generac Holdings, Inc. (a)	11,048
		17,214
	Electronic Equipment, Instruments & Components — 7.4%
186	Jabil, Inc.	40,394
151	TE Connectivity PLC	33,149
85	Zebra Technologies Corp., Class A (a)	25,258
		98,801
	Energy Equipment & Services — 1.2%
407	Halliburton Co.	10,012
192	Schlumberger N.V.	6,599
		16,611
	Entertainment — 3.7%
2,559	Warner Bros. Discovery, Inc. (a)	49,977
	Food Products — 2.0%
356	Conagra Brands, Inc.	6,518
120	General Mills, Inc.	6,051
41	Hershey (The) Co.	7,669
249	Kraft Heinz (The) Co.	6,484
		26,722
	Ground Transportation — 0.5%
65	Uber Technologies, Inc. (a)	6,368
	Health Care Equipment & Supplies — 1.4%
51	Align Technology, Inc. (a)	6,386
182	Hologic, Inc. (a)	12,283
		18,669
	Health Care Providers & Services — 2.6%
35	Cigna Group (The)	10,089
54	DaVita, Inc. (a)	7,175

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
28	Humana, Inc.	$7,285
53	Universal Health Services, Inc., Class B	10,835
		35,384
	Health Care REITs — 0.6%
60	Alexandria Real Estate Equities, Inc.	5,001
161	Healthpeak Properties, Inc.	3,083
		8,084
	Hotel & Resort REITs — 0.4%
288	Host Hotels & Resorts, Inc.	4,902
	Hotels, Restaurants & Leisure — 2.2%
83	Airbnb, Inc., Class A (a)	10,078
93	Expedia Group, Inc.	19,879
		29,957
	Household Durables — 4.3%
71	D.R. Horton, Inc.	12,032
100	Lennar Corp., Class A	12,604
96	Mohawk Industries, Inc. (a)	12,376
1	NVR, Inc. (a)	8,035
100	PulteGroup, Inc.	13,213
		58,260
	Independent Power and Renewable Electricity Producers — 0.7%
48	Vistra Corp.	9,404
	Insurance — 2.1%
183	MetLife, Inc.	15,074
131	Prudential Financial, Inc.	13,590
		28,664
	Interactive Media & Services — 2.4%
916	Match Group, Inc.	32,353
	IT Services — 2.7%
221	Akamai Technologies, Inc. (a)	16,743
130	EPAM Systems, Inc. (a)	19,603
		36,346
	Machinery — 2.6%
17	Caterpillar, Inc.	8,111
81	Fortive Corp.	3,968
55	PACCAR, Inc.	5,408
20	Snap-on, Inc.	6,930
72	Stanley Black & Decker, Inc.	5,352
29	Westinghouse Air Brake Technologies Corp.	5,814
		35,583
Shares	Description	Value

	Media — 4.3%
1,029	Interpublic Group of (The) Cos., Inc.	$28,719
362	Omnicom Group, Inc.	29,514
		58,233
	Metals & Mining — 0.4%
65	Newmont Corp.	5,480
	Multi-Utilities — 0.3%
31	WEC Energy Group, Inc.	3,552
	Office REITs — 0.4%
69	BXP, Inc.	5,130
	Oil, Gas & Consumable Fuels — 2.5%
73	EOG Resources, Inc.	8,185
58	Marathon Petroleum Corp.	11,179
81	Valero Energy Corp.	13,791
		33,155
	Passenger Airlines — 1.6%
146	Delta Air Lines, Inc.	8,286
139	United Airlines Holdings, Inc. (a)	13,413
		21,699
	Pharmaceuticals — 2.8%
239	Bristol-Myers Squibb Co.	10,779
134	Merck & Co., Inc.	11,246
1,553	Viatris, Inc.	15,375
		37,400
	Professional Services — 0.6%
40	Leidos Holdings, Inc.	7,558
	Retail REITs — 0.6%
57	Realty Income Corp.	3,465
21	Simon Property Group, Inc.	3,941
		7,406
	Semiconductors & Semiconductor Equipment — 8.4%
573	ON Semiconductor Corp. (a)	28,255
173	QUALCOMM, Inc.	28,780
734	Skyworks Solutions, Inc.	56,503
		113,538
	Software — 2.2%
1,045	Gen Digital, Inc.	29,668
	Specialized REITs — 0.2%
102	VICI Properties, Inc.	3,326
	Specialty Retail — 1.1%
192	Best Buy Co., Inc.	14,519
	Technology Hardware, Storage & Peripherals — 7.7%
1,547	Hewlett Packard Enterprise Co.	37,994

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
1,289	HP, Inc.	$35,099
260	NetApp, Inc.	30,800
		103,893
	Textiles, Apparel & Luxury Goods — 1.8%
80	Deckers Outdoor Corp. (a)	8,110
52	Ralph Lauren Corp.	16,305
		24,415
	Tobacco — 0.8%
172	Altria Group, Inc.	11,362

	Total Investments — 99.9%	1,342,601
	(Cost $1,214,354)
	Net Other Assets and Liabilities — 0.1%	1,700
	Net Assets — 100.0%	$1,344,301

(a)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,342,601	$ 1,342,601	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund
Additional Information
September 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and The Dividend StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
Dow Jones Industrial Average® Equal Weight Index and S&P 500® Sector-Neutral FCF Index are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.